Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - Avalanche Treasury Company LLC	3 Months Ended	4 Months Ended
	Mar. 31, 2026 USD ($) Asset	Dec. 31, 2025 USD ($) Asset
Summary of Significant Accounting Policies
Cash balances in excess of the FDIC insured limit | $	$ 954,051	$ 1,500,000
USDC balances with third-party custodian | $	2,391,023	3,373,564
Yield on USDC | $	$ 21,059	$ 75,157
AVAX | Coinbase Custody Trust Company, LLC
Summary of Significant Accounting Policies
Number of digital assets through third-party custodians | Asset	8,462,227	8,329,871
AVAX | BitGo Trust Company, Inc
Summary of Significant Accounting Policies
Number of digital assets through third-party custodians | Asset	5,323,608	5,249,578
stAVAX | BitGo Trust Company, Inc
Summary of Significant Accounting Policies
Number of digital assets through third-party custodians | Asset	1,180,516	1,180,516